Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2020	$ 385,658
Foreign currency translation adjustments	(249)
Goodwill as of March 31, 2020	$ 385,409